CONVERTIBLE NOTES - Key assumptions used in determining fair value of 2026 Convertible Note (Details) - 2026 Convertible Notes	Jun. 30, 2026
Risk-free interest rate
CONVERTIBLE NOTES
Measurement input	0.0394
Volatilities
CONVERTIBLE NOTES
Measurement input	0.4338
Bond yields
CONVERTIBLE NOTES
Measurement input	0.263